Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	$ (12,454,647)	$ (14,406,745)	$ (19,166,753)	$ (17,352,073)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	499,651	494,828	656,047	624,653
Loss on disposal of property and equipment	0	6,308	6,309	0
Deferred tax benefit	0	0	0	(129,095)
Noncash interest expense	65,511	3,126	4,527	1,598,312
Share-based compensation	722,304	706,648	945,461	1,445,088
Inventory obsolescence	0	109,367	113,465	0
Change in fair value of derivative financial instruments	(124,139)	0	0	647,342
Unamortized discount on bridge loan at repayment	85,932	0	0	0
Other non-cash items	0	0	0	24,010
Changes in operating assets and liabilities, net of effects of acquisition:
Accounts receivable	72,466	231,960	136,226	359,298
Inventory	231,239	(113,560)	20,179	424,505
Other assets	(337,999)	124,133	263,882	(319,305)
Accounts payable	(293,388)	(349,780)	(53,229)	196,444
Accrued compensation and other liabilities	337,562	313,644	(163,223)	(1,508,937)
Deferred revenue	(6,158)	13,499	(13,528)	(288,246)
Net cash used in operating activities	(11,201,666)	(12,866,572)	(17,250,637)	(14,278,004)
Cash flows from investing activities
Cash acquired in business combinations			0	1,367,211
Purchases of property and equipment (net of proceeds on disposals)	(142,687)	(87,533)	(123,514)	(185,296)
Net cash (used in)/provided by investing activities	(142,687)	(87,533)	(123,514)	1,181,915
Cash flows from financing activities
Proceeds from issuance of common stock, net of issuance costs	3,426,050	124	4,405,973	17,366,620
Proceeds from issuance of convertible notes and warrants, net of issuance costs			0	1,388,815
Proceeds from issuance of promissory notes, net of issuance costs	0	204,895	204,895	1,741,667
Proceeds from issuance of units, net of selling costs	8,754,882	0
Proceeds from exercise of stock options and warrants	48,179	23,771	23,771	2,293
Proceeds from private offering of common stock, preferred stock and warrants, net of issuance costs	0	9,460,751	9,460,749	0
Proceeds from debt, net of issuance costs	1,168,222	0
Payments on debt	(1,146,287)	(101,796)	(178,997)	(155,000)
Payments on capital lease obligations	(156,161)	(188,231)	(251,701)	(175,317)
Net cash provided by financing activities	12,094,885	9,399,514	13,664,690	20,169,078
Effects of exchange rates on cash	(13,825)	1,276	12,565	(8,286)
Net (decrease)/increase in cash and cash equivalents	736,707	(3,553,315)	(3,696,896)	7,064,703
Cash and cash equivalents at beginning of period	4,117,324	7,814,220	7,814,220	749,517
Cash and cash equivalents at end of period	4,854,031	4,260,905	4,117,324	7,814,220
Supplemental disclosure of cash flow information
Cash paid for interest	108,463	46,022	58,564	194,288
Supplemental disclosures of noncash investing and financing activities:
Acquisition of equipment purchased through capital leases			0	580,477
Common stock issued in business combination			0	2,584,090
Conversion of convertible promissory notes to Series A preferred stock			0	3,000,000
Conversion of series A preferred stock into common shares			0	8,183,661
Exchange of demand notes for IPO units			0	2,100,000
Exchange of demand note for convertible debt			$ 0	$ 300,000
Unpaid deferred offering costs	0	137,178
Shares issued to settle obligations	110,000	0
Issuance of placement agent warrant	$ 93,677	$ 0